Other Non-current Assets - Schedule of Other Non-current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred financing costs	$ 2,289	$ 0
Long-term deposits	1,136	1,024
Equipment in-transit	273	470
Others	221	110
Other non-current assets	$ 3,919	$ 1,604